Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Advertising expense		$ 145
Accrued payroll	916	209
Accrued expenses		28
Less: valuation allowance	(916)	(382)
Current deferred tax assets, net	0	0
Non-current deferred tax assets:
Advertising expense	3,863
Net operating tax losses carry-forward	3,068	2,905
Less: valuation allowance	(6,931)	(2,905)
Non-current deferred tax assets, net	$ 0	$ 0